Preferred Units	9 Months Ended	12 Months Ended
	Nov. 30, 2023	Feb. 28, 2023
Preferred Units
Preferred Units

9. Preferred Units

As a result of the Exchange Agreement (“Exchange Agreement”) entered on January 25, 2023, NextPlay Technologies Inc. (“NextPlay”) and NextTrip Group, LLC (“NextTrip”), NextPlay exchanged 1,000,000 Membership Interests of NextTrip for 400,000 Preferred Units in NextTrip (see note 1). The preferred units have no voting rights and earn no dividends, and can be converted into common stock, equal to one common unit for each preferred unit, through optional conversion, upon (i) mutual consent of such preferred holder and the company or (ii) if, after 12 months from the initial date of issuance of the preferred units the preferred holder is required to convert any preferred units to be compliant under the US Investment Company Act of 1940 or per automatic conversion (i) the completion of a qualified listing or (ii) the date that is (48) months from the last issuance date of the preferred units, provided, however, that the preferred holders shall have option to require the Company to redeem, any remaining units prior to such automatic conversion. In fiscal year 2022 the Company did not issue any Preferred Units.

10. Preferred Units

As a result of the Exchange Agreement (“Exchange Agreement”) entered on January 25, 2023, NextPlay Technologies Inc. (“NextPlay”) and NextTrip Group, LLC (“NextTrip”), NextPlay exchanged 1,000,000 Membership Interests of NextTrip for 400,000 Preferred Units in NextTrip (see note 1). In 2022 the Company did not issue any Preferred Units.